Investments in Subsidiaries	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [text block] [Abstract]
INVESTMENTS IN SUBSIDIARIES
17.	INVESTMENTS IN SUBSIDIARIES

The company’s interest in subsidiary undertakings is as follows:

Name	Principal activity	Registered Address	Percentage shareholding	Country of incorporation
Tiziana Pharma Limited	Clinical stage biotechnology company	3rd Floor, 11-12 St James’s Square, London, SW1Y 4LB	100%	England & Wales
Tiziana Therapeutics, Inc.	Clinical stage biotechnology company	420 Lexington Avenue Suite 2525 New York, NY 10170	100%	USA
Longevia Genomics SRL	Biotech Discovery Company	Via Constantinpoli 42 09100-Cagliari (CA)	100%	Italy
Stemprinter Sciences Ltd	Specialist medical practice activities	9th Floor, 107 Cheapside, London, UK EC2V 6DN	100%	England & Wales

Tiziana Therapeutics Inc was incorporated on 28 October 2015. This entity was set up to house the Company’s US operations.

Longevia Genomics SRL was incorporated on 4 July 2016. This entity was established to enable the Company to carry out R&D activities in Sardinia and acting as the European legal representative of the Group, as per EU regulatory (AIFA) requirements.

Stemprinter Sciences Ltd was incorporated on 3 September 2020. This entity was established to enable the transfer of the ownership rights and intellectual property relating to StemPrintER™. The subsidiary was sold to Accustem Sciences Ltd in October 2020.

During the year, the Company undertook an impairment review of its investments in subsidiaries.

The Company has been funding its subsidiary operations from funds raised by the Company for the development of its project portfolio. The subsidiary’s activities have all been to support the Company in achieving its goals for progression of the project portfolio. The funding provided to the subsidiaries to date has been recognized in the Company as Investment in its subsidiaries, and the Company does not expect the amounts to be repaid. The IP relating to the project portfolio belongs to the Company and hence any future benefits will also belong to the Company. It is highly unlikely that these benefits will be distributed to the subsidiaries. The Company therefore determined that the investment should be impaired.